UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21996

Greenwich Advisors Trust

(Exact name of registrant as specified in charter)

 330 Railroad Avenue; Greenwich, CT 06830

(Address of principal executive offices)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

2/28

Date of reporting period:  5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Greenwich Advisors India Select Fund
	PORTFOLIO OF INVESTMENTS
	May 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 77.2%
	AGRICULTURE - 1.6%
2,424	ITC Ltd.	$ 9,449

	AUTO MANUFACTURERS - 4.4%
1,541	Mahindra & Mahindra Ltd.	21,878
615	Tata Motors Ltd. *	4,397
		26,275
	BANKS - 5.2%
377	HDFC Bank Ltd. *	11,558
1,220	ICICI Bank Ltd.	19,166
		30,724
	BUILDING MATERIALS - 3.7%
1,607	Ambuja Cements Ltd.	3,124
250	Grasim Industries Ltd.	11,160
2,438	India Cements Ltd.	7,977
		22,261
	CHEMICALS - 1.9%
3,220	United Phosphorus Ltd.	11,201

	COMPUTERS - 4.6%
551	Infosys Technologies Ltd.	18,771
571	Tata Consultancy Services Ltd.	8,539
		27,310
	COSMETICS / PERSONAL CARE - 1.1%
2,855	Dabur India Ltd.	6,693

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
320	Housing Development Finance Corp.	14,804

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.5%
819	ABB Ltd.	11,315
337	Bharat Heavy Electricals Ltd.	15,580
		26,895
	ENGINEERING & CONSTRUCTION - 10.6%
8,135	Jaiprakash Associates Ltd. *	35,931
910	Larsen & Toubro Ltd.	27,083
		63,014
	INSURANCE - 1.5%
432	Reliance Capital Ltd.	8,641

	LODGING - 1.1%
4,696	Indian Hotels Co. Ltd. *	6,513

	MINING - 7.6%
7,938	Sesa Goa Ltd.	27,867
1,309	Sterlite Industries India Ltd.	17,328
		45,195

	Greenwich Advisors India Select Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	May 31, 2009 (Unaudited)
Shares		Value

	OIL & GAS - 8.5%
1,047	Reliance Industries Ltd. *	$ 50,487

	PHARMACEUTICALS - 5.1%
1,491	Cipla Ltd.	7,051
4,185	Matrix Laboratories Ltd. *	17,356
11	Ranbaxy Laboratories Ltd. *	65
229	Sun Pharmaceutical Industries Ltd.	5,899
		30,371
	SOFTWARE - 6.2%
347	Financial Technologies India Ltd.	10,641
897	HCL Technologies Ltd.	3,178
946	Oracle Financial Sevices Software Ltd. *	23,258
		37,077
	TELECOMMUNICATIONS - 7.1%
988	Bharti Airtel Ltd. *	17,214
3,864	Reliance Communications Ltd.	25,067
		42,281

	TOTAL COMMON STOCK (Cost - $600,727)	459,191

	PREFERRED STOCK - 1.1%
	IRON / STEEL - 1.1%
4,832	Tata Steel Ltd. **	6,696
	(Cost - $13,946)

	SHORT-TERM INVESTMENTS - 13.6%
	MONEY MARKET FUND - 13.6%
81,147	UBOC Money Market Fund, to yield 0.02% ***	81,147
	(Cost - $81,147)

	TOTAL INVESTMENTS - 91.9% (Cost - $695,820) (a)	$ 547,034
	OTHER ASSETS LESS LIABILITIES - 8.1%	48,279
	NET ASSETS - 100.0%	$ 595,313

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,640
	Unrealized depreciation:	(150,426)
	Net unrealized appreciation/(depreciation):	$ (148,786)

* Non-Income producing security
** Convertible to Common shares
*** Variable rate security. Rate disclosed is as of May 31, 2009.

	Greenwich Advisors India Select Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	May 31, 2009 (Unaudited)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of May 31, 2009

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 547,034	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 547,034	-
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenwich Advisors Trust

By

        /s/ Suhas Kundapoor

       Suhas Kundapoor, President

Date

7/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

        /s/ Suhas Kundapoor

       Suhas Kundapoor, President

Date

7/29/09

By

        /s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

7/29/09